JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.5%
Alternative Assets — 0.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,013	12,603

Fixed Income — 11.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	19,870	246,983
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,939	34,667
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,680	13,068
JPMorgan High Yield Fund Class R6 Shares (a)	8,664	59,002
JPMorgan Income Fund Class R6 Shares (a)	1,616	14,882

Total Fixed Income		368,602

International Equity — 22.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,728	98,741
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,068	71,360
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,670	85,405
JPMorgan International Equity Fund Class R6 Shares (a)	7,215	126,404
JPMorgan International Focus Fund Class R6 Shares (a)	4,146	95,606
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	13,838	231,100

Total International Equity		708,616

U.S. Equity — 63.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,241	92,024
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,681	170,347
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,781	399,902
JPMorgan Large Cap Value Fund Class R6 Shares (a)	20,988	275,569
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	17,083	150,502
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	1,150	55,827
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	250	14,174
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,003	60,870
JPMorgan U.S. Equity Fund Class R6 Shares (a)	25,780	460,695
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,976	203,218
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,226	98,769

Total U.S. Equity		1,981,897

TOTAL INVESTMENT COMPANIES (Cost $2,308,868)		3,071,718

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b) (Cost $45,452)	45,452	45,452

Total Investments — 100.0% (Cost $2,354,320)		3,117,170
Liabilities in Excess of Other Assets — 0.0% (c)		(688)

Net Assets — 100.0%		3,116,482

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,117,170	$—	$—	$3,117,170

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$244,531	$1,468	$—	$—	$984	$246,983	19,870	$1,467	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,127	227	—	—	313	34,667	3,939	227	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,685	118	—	—	265	13,068	1,680	118	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	86,521	—	—	—	12,220	98,741	2,728	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,972	—	—	—	6,388	71,360	4,068	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	81,907	4,984	—	—	5,133	92,024	5,241	484	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	82,873	—	—	—	2,532	85,405	3,670	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	56,620	670	—	—	1,712	59,002	8,664	670	—
JPMorgan Income Fund Class R6 Shares (a)	14,393	234	—	—	255	14,882	1,616	186	—
JPMorgan International Equity Fund Class R6 Shares (a)	118,179	—	—	—	8,225	126,404	7,215	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	87,895	—	—	—	7,711	95,606	4,146	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	224,042	—	—	—	7,058	231,100	13,838	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	158,097	—	3,224	601	14,873	170,347	2,681	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	382,989	—	46,478	12,338	51,053	399,902	6,781	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	237,668	27,168	—	—	10,733	275,569	20,988	956	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	145,035	—	—	—	5,467	150,502	17,083	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	50,686	—	—	—	5,141	55,827	1,150	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	—	12,685	—	—	(82)	12,603	1,013	48	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,476	—	—	—	698	14,174	250	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	59,627	196	—	—	1,047	60,870	3,003	196	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	420,147	1,206	—	—	39,342	460,695	25,780	1,206	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b)	49,643	31,953	36,144	—	—	45,452	45,452	—	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	185,993	1,127	—	—	16,098	203,218	6,976	1,127	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	80,959	15,807	—	—	2,003	98,769	3,226	11	—

Total	$2,893,065	$97,843	$85,846	$12,939	$199,169	$3,117,170		$6,696	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.